Consolidated Statements of Cash Flows - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Cash Flows from Operating Activities:
Net income (loss)	$ (8,687)	$ 8,614,602
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest income on investments held in Trust Account		(5,216,421)
Change in fair value of Forward Purchase Agreement		(6,160,000)
Changes in operating assets and liabilities:
Prepaid expenses	(1,372)	(69,709)
Accounts payable		685,018
Accrued expenses		46,140
Accrued expenses -related party		10,000
Prepaid income taxes		(34,552)
Net cash used in operating activities	(10,059)	(2,124,922)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(117,875,000)
Proceeds from Trust Account to pay taxes		1,130,000
Net cash used in investing activities		(116,745,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000
Proceeds from promissory note - related party	300,000
Advance from Sponsor for payment of formation costs	412
Repayment to Sponsor for payment of formation costs	(412)
Proceeds from sale of Placement Units		5,653,750
Proceeds from sale of Units, net of underwriting discount paid		113,735,000
Proceeds from stock subscriptions received		206
Repayment of Promissory note - related party		(300,000)
Proceeds of Promissory note - related party		175,000
Payment of offering costs	(226,664)	(466,173)
Net cash provided by financing activities	98,336	118,797,783
Net Change in Cash	88,277	(72,139)
Cash - Beginning of period		88,277
Cash - End of period	88,277	16,138
Non-cash investing and financing activities:
Initial measurement of forward purchase options liabilities		8,810,000
Accretion of Class A ordinary shares subject to redemption value		15,658,015
Valuation of Representative Shares		132,480
Offering costs included in Accrued offering costs	142,138	70,000
Deferred underwriting fee payable		3,450,000
Issuance of Class B ordinary shares to Sponsor for subscription receivable	206
Supplemental cash flow information
Cash paid for income taxes		$ 1,130,000